Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	ROYCE FUND
Central Index Key	0000709364
Amendment Flag	false
Document Creation Date	Apr. 30, 2015
Document Effective Date	May 01, 2015
Prospectus Date	May 01, 2015
Royce European Smaller-Companies Fund | Service Class
Risk/Return:
Trading Symbol	RISCX
Royce European Smaller-Companies Fund | Investment Class
Risk/Return:
Trading Symbol	RESNX
Royce ISI Prospectus | Royce Pennsylvania Mutual Fund | Investment Class
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Trading Symbol	PENNX
Royce ISI Prospectus | Royce Pennsylvania Mutual Fund | Service Class
Risk/Return:
Trading Symbol	RYPFX
Royce ISI Prospectus | Royce Pennsylvania Mutual Fund | Institutional Class
Risk/Return:
Trading Symbol	RPMIX
Royce ISI Prospectus | Royce Micro-Cap Fund | Investment Class
Risk/Return:
Trading Symbol	RYOTX
Royce ISI Prospectus | Royce Micro-Cap Fund | Service Class
Risk/Return:
Trading Symbol	RMCFX
Royce ISI Prospectus | Royce Premier Fund | Investment Class
Risk/Return:
Trading Symbol	RYPRX
Royce ISI Prospectus | Royce Premier Fund | Institutional Class
Risk/Return:
Trading Symbol	RPFIX
Royce ISI Prospectus | Royce Premier Fund | Service Class
Risk/Return:
Trading Symbol	RPFFX
Royce ISI Prospectus | Royce Low-Priced Stock Fund | Service Class
Risk/Return:
Trading Symbol	RYLPX
Royce ISI Prospectus | Royce Low-Priced Stock Fund | Institutional Class
Risk/Return:
Trading Symbol	RLPIX
Royce ISI Prospectus | Royce Low-Priced Stock Fund | Investment Class
Risk/Return:
Trading Symbol	RLPHX
Royce ISI Prospectus | Royce Total Return Fund | Investment Class
Risk/Return:
Trading Symbol	RYTRX
Royce ISI Prospectus | Royce Total Return Fund | Service Class
Risk/Return:
Trading Symbol	RYTFX
Royce ISI Prospectus | Royce Total Return Fund | Institutional Class
Risk/Return:
Trading Symbol	RTRIX
Royce ISI Prospectus | Royce Heritage Fund | Investment Class
Risk/Return:
Trading Symbol	RHFHX
Royce ISI Prospectus | Royce Heritage Fund | Service Class
Risk/Return:
Trading Symbol	RGFAX
Royce ISI Prospectus | Royce Opportunity Fund | Investment Class
Risk/Return:
Trading Symbol	RYPNX
Royce ISI Prospectus | Royce Opportunity Fund | Service Class
Risk/Return:
Trading Symbol	RYOFX
Royce ISI Prospectus | Royce Opportunity Fund | Institutional Class
Risk/Return:
Trading Symbol	ROFIX
Royce ISI Prospectus | Royce Special Equity Fund | Investment Class
Risk/Return:
Trading Symbol	RYSEX
Royce ISI Prospectus | Royce Special Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	RSEIX
Royce ISI Prospectus | Royce Special Equity Fund | Service Class
Risk/Return:
Trading Symbol	RSEFX
Royce ISI Prospectus | Royce Small-Cap Value Fund | Institutional Class
Risk/Return:
Trading Symbol	RVFIX
Royce ISI Prospectus | Royce Small-Cap Value Fund | Service Class
Risk/Return:
Trading Symbol	RYVFX
Royce ISI Prospectus | Royce Small-Cap Value Fund | Investment Class
Risk/Return:
Trading Symbol	RVVHX
Royce ISI Prospectus | Royce Smaller-Companies Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	RVPIX
Royce ISI Prospectus | Royce Smaller-Companies Growth Fund | Service Class
Risk/Return:
Trading Symbol	RYVPX
Royce ISI Prospectus | Royce Smaller-Companies Growth Fund | Investment Class
Risk/Return:
Trading Symbol	RVPHX
Royce ISI Prospectus | Royce 100 Fund | Investment Class
Risk/Return:
Trading Symbol	ROHHX
Royce ISI Prospectus | Royce 100 Fund | Service Class
Risk/Return:
Trading Symbol	RYOHX
Royce ISI Prospectus | Royce Micro-Cap Discovery Fund | Service Class
Risk/Return:
Trading Symbol	RYDFX
Royce ISI Prospectus | Royce Financial Services Fund | Service Class
Risk/Return:
Trading Symbol	RYFSX
Royce ISI Prospectus | Royce Dividend Value Fund | Service Class
Risk/Return:
Trading Symbol	RYDVX
Royce ISI Prospectus | Royce Dividend Value Fund | Investment Class
Risk/Return:
Trading Symbol	RDVIX
Royce ISI Prospectus | Royce Dividend Value Fund | Institutional Class
Risk/Return:
Trading Symbol	RDIIX
Royce ISI Prospectus | Royce Global Value Fund | Service Class
Risk/Return:
Trading Symbol	RIVFX
Royce ISI Prospectus | Royce Global Value Fund | Investment Class
Risk/Return:
Trading Symbol	RGVIX
Royce ISI Prospectus | Royce International Smaller-Companies Fund | Service Class
Risk/Return:
Trading Symbol	RYGSX
Royce ISI Prospectus | Royce International Smaller-Companies Fund | Institutional Class
Risk/Return:
Trading Symbol	RISIX
Royce ISI Prospectus | Royce International Smaller-Companies Fund | Investment Class
Risk/Return:
Trading Symbol	RISNX
Royce ISI Prospectus | Royce Micro-Cap Opportunity Fund | Investment Class
Risk/Return:
Trading Symbol	ROSFX
Royce ISI Prospectus | Royce Micro-Cap Opportunity Fund | Service Class
Risk/Return:
Trading Symbol	ROSSX
Royce ISI Prospectus | Royce International Micro-Cap Fund | Service Class
Risk/Return:
Trading Symbol	ROIMX
Royce ISI Prospectus | Royce International Premier Fund | Service Class
Risk/Return:
Trading Symbol	RYIPX
Royce ISI Prospectus | Royce International Premier Fund | Investment Class
Risk/Return:
Trading Symbol	RIPNX
Royce ISI Prospectus | Royce Special Equity Multi-Cap Fund | Service Class
Risk/Return:
Trading Symbol	RSEMX
Royce ISI Prospectus | Royce Special Equity Multi-Cap Fund | Investment Class
Risk/Return:
Trading Symbol	RSMCX
Royce ISI Prospectus | Royce Special Equity Multi-Cap Fund | Institutional Class
Risk/Return:
Trading Symbol	RMUIX
Royce ISI Prospectus | Royce Select Fund I | Investment Class
Risk/Return:
Trading Symbol	RYSFX
Royce CRK Prospectus | Royce Pennsylvania Mutual Fund | Consultant Class
Risk/Return:
Trading Symbol	RYPCX
Royce CRK Prospectus | Royce Pennsylvania Mutual Fund | R Class
Risk/Return:
Trading Symbol	RPMRX
Royce CRK Prospectus | Royce Pennsylvania Mutual Fund | K Class
Risk/Return:
Trading Symbol	RPMKX
Royce CRK Prospectus | Royce Micro-Cap Fund | Consultant Class
Risk/Return:
Trading Symbol	RYMCX
Royce CRK Prospectus | Royce Premier Fund | Consultant Class
Risk/Return:
Trading Symbol	RPRCX
Royce CRK Prospectus | Royce Premier Fund | R Class
Risk/Return:
Trading Symbol	RPRRX
Royce CRK Prospectus | Royce Premier Fund | K Class
Risk/Return:
Trading Symbol	RPRKX
Royce CRK Prospectus | Royce Low-Priced Stock Fund | R Class
Risk/Return:
Trading Symbol	RLPRX
Royce CRK Prospectus | Royce Low-Priced Stock Fund | K Class
Risk/Return:
Trading Symbol	RLPKX
Royce CRK Prospectus | Royce Total Return Fund | Consultant Class
Risk/Return:
Trading Symbol	RYTCX
Royce CRK Prospectus | Royce Total Return Fund | R Class
Risk/Return:
Trading Symbol	RTRRX
Royce CRK Prospectus | Royce Total Return Fund | K Class
Risk/Return:
Trading Symbol	RTRKX
Royce CRK Prospectus | Royce Heritage Fund | Consultant Class
Risk/Return:
Trading Symbol	RYGCX
Royce CRK Prospectus | Royce Heritage Fund | R Class
Risk/Return:
Trading Symbol	RHFRX
Royce CRK Prospectus | Royce Heritage Fund | K Class
Risk/Return:
Trading Symbol	RHFKX
Royce CRK Prospectus | Royce Opportunity Fund | Consultant Class
Risk/Return:
Trading Symbol	ROFCX
Royce CRK Prospectus | Royce Opportunity Fund | R Class
Risk/Return:
Trading Symbol	ROFRX
Royce CRK Prospectus | Royce Opportunity Fund | K Class
Risk/Return:
Trading Symbol	ROFKX
Royce CRK Prospectus | Royce Special Equity Fund | Consultant Class
Risk/Return:
Trading Symbol	RSQCX
Royce CRK Prospectus | Royce Small-Cap Value Fund | Consultant Class
Risk/Return:
Trading Symbol	RVFCX
Royce CRK Prospectus | Royce Small-Cap Value Fund | R Class
Risk/Return:
Trading Symbol	RVVRX
Royce CRK Prospectus | Royce Small-Cap Value Fund | K Class
Risk/Return:
Trading Symbol	RVFKX
Royce CRK Prospectus | Royce Smaller-Companies Growth Fund | Consultant Class
Risk/Return:
Trading Symbol	RVPCX
Royce CRK Prospectus | Royce Smaller-Companies Growth Fund | R Class
Risk/Return:
Trading Symbol	RVPRX
Royce CRK Prospectus | Royce Smaller-Companies Growth Fund | K Class
Risk/Return:
Trading Symbol	RVPKX
Royce CRK Prospectus | Royce 100 Fund | R Class
Risk/Return:
Trading Symbol	ROHRX
Royce CRK Prospectus | Royce 100 Fund | K Class
Risk/Return:
Trading Symbol	ROHKX
Royce CRK Prospectus | Royce Dividend Value Fund | Consultant Class
Risk/Return:
Trading Symbol	RDVCX
Royce CRK Prospectus | Royce Global Value Fund | Consultant Class
Risk/Return:
Trading Symbol	RGVHX
Royce CRK Prospectus | Royce Global Value Fund | R Class
Risk/Return:
Trading Symbol	RGVRX
Royce CRK Prospectus | Royce Global Value Fund | K Class
Risk/Return:
Trading Symbol	RGVKX
Royce CRK Prospectus | Royce Special Equity Multi-Cap Fund | Consultant Class
Risk/Return:
Trading Symbol	RSMLX
Royce W Class Prospectus | Royce Premier Fund | W Class
Risk/Return:
Trading Symbol	RPRWX
Royce W Class Prospectus | Royce Total Return Fund | W Class
Risk/Return:
Trading Symbol	RTRWX